Above / below market acquired charters (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Above Below Market Acquired Charters
Amortization of above/below market acquired charters	$ 3,217	$ 7,147